CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2011	$ 1,421	$ 10	$ 95,630	$ 49	$ (94,268)
Balance, shares at Dec. 31, 2011		10,501,477
Comprehensive income:
Net loss	(3,262)				(3,262)
Net unrealized losses on foreign currency translation	27			27
Comprehensive loss	(3,235)
Exercise of warrants	503	2	501
Exercise of warrants, shares		1,448,347
Noncash stock-based compensation	443		443
Issuance of stock options related to licensing agreement	273		273
Balance at Dec. 31, 2012	(595)	12	96,847	76	(97,530)
Balance, shares at Dec. 31, 2012		11,949,824
Comprehensive income:
Net loss	(3,698)				(3,698)
Net unrealized losses on foreign currency translation	(2)			(2)
Comprehensive loss	(3,700)
Shareholder rights offering, net	2,771	5	2,766
Shareholder rights offering, net, shares		5,000,000
Issuance of restricted stock	0
Issuance of restricted stock, shares		340,220
Exercise of warrants	248	1	247
Exercise of warrants, shares		791,999
Noncash stock-based compensation	652		652
Warrant modification	14		14
Balance at Dec. 31, 2013	(610)	18	100,526	74	(101,228)
Balance, shares at Dec. 31, 2013		18,082,043
Comprehensive income:
Net loss	(1,414)				(1,414)
Net unrealized losses on foreign currency translation	(2)			(2)
Comprehensive loss	(1,416)
Shareholder rights offering, net	2,013	7	2,006
Shareholder rights offering, net, shares		7,140,823
Exercise of warrants	2		2
Exercise of warrants, shares		3,238
Noncash stock-based compensation	227		227
Balance at Jun. 30, 2014	$ 216	$ 25	$ 102,761	$ 72	$ (102,642)
Balance, shares at Jun. 30, 2014		25,226,104